Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amounts of Each Class of Other Intangible Assets

The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Customer relationships	$113,776	$10,366,797	$338,673
Computer software	864,331	1,159,682	37,886
Patents and acquired specific technology	319,402	19,255,669	629,065
Others	109,356	115,552	3,775

	$1,406,865	$30,897,700	$1,009,399

For the year ended December 31, 2016

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2016	$915,636	$3,338,360	$154,082	$193,338	$4,601,416
Additions (Note 37)	-	372,188	301,351	1,605	675,144
Disposals or derecognization	(41,099)	(80,537)	(1,310)	-	(122,946)
Reclassification	-	-	786	-	786
Acquisitions through business combinations	41,099	-	64,380	30	105,509
Effect of foreign currency exchange differences	-	(77,782)	(4,846)	(2,581)	(85,209)

Balance at December 31, 2016	$915,636	$3,552,229	$514,443	$192,392	$5,174,700

Accumulated amortization

Balance at January 1, 2016	$641,234	$2,385,038	$138,386	$54,665	$3,219,323
Amortization expense	121,412	345,836	24,154	17,421	508,823
Disposals or derecognization	(41,099)	(58,765)	(1,310)	-	(101,174)
Reclassification	-	-	786	-	786
Acquisitions through business combinations	-	-	483	23	506
Effect of foreign currency exchange differences	-	(63,407)	(7,283)	(135)	(70,825)

Balance at December 31, 2016	$721,547	$2,608,702	$155,216	$71,974	$3,557,439

For the year ended December 31, 2017

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$
Cost

Balance at January 1, 2017	$915,636	$3,552,229	$514,443	$192,392	$5,174,700
Additions	-	265,497	-	12,328	277,825
Disposals	-	(83,595)	(123,744)	(4,978)	(212,317)
Effect of foreign currency exchange differences	-	(47,679)	(1,213)	(988)	(49,880)

Balance at December 31, 2017	$915,636	$3,686,452	$389,486	$198,754	$5,190,328

Accumulated amortization

Balance at January 1, 2017	$721,547	$2,608,702	$155,216	$71,974	$3,557,439
Amortization expense	80,313	316,580	43,493	17,280	457,666
Disposals	-	(72,481)	(123,743)	-	(196,224)
Effect of foreign currency exchange differences	-	(30,680)	(4,882)	144	(35,418)

Balance at December 31, 2017	$801,860	$2,822,121	$70,084	$89,398	$3,783,463

For the year ended December 31, 2018

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$915,636	$3,686,452	$389,486	$198,754	$5,190,328
Additions	-	528,883	-	8,776	537,659
Disposals	-	(95,358)	(231)	(4,000)	(99,589)
Acquisition through business combinations (Note 30)	11,000,000	274,868	20,200,000	32,800	31,507,668
Effect of foreign currency exchange differences	-	6,200	(899)	(332)	4,969

Balance at December 31, 2018	$11,915,636	$4,401,045	$20,588,356	$235,998	$37,141,035

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Accumulated amortization

Balance at January 1, 2018	$801,860	$2,822,121	$70,084	$89,398	$3,783,463
Amortization expense	746,979	373,536	1,263,309	18,626	2,402,450
Disposals	-	(95,202)	(231)	(4,000)	(99,433)
Acquisition through business combinations (Note 30)	-	137,799	-	15,483	153,282
Effect of foreign currency exchange differences	-	3,109	(475)	939	3,573

Balance at December 31, 2018	$1,548,839	$3,241,363	$1,332,687	$120,446	$6,243,335

	Customer relationships	Computer software	Patents and acquired specific technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Cost

Balance at January 1, 2018	$29,913	$120,433	$12,724	$6,493	$169,563
Additions	-	17,278	-	287	17,565
Disposals	-	(3,115)	(8)	(131)	(3,254)
Acquisition through business combinations	359,359	8,980	659,915	1,072	1,029,326
Effect of foreign currency exchange differences	-	202	(29)	(11)	162

Balance at December 31, 2018	$389,272	$143,778	$672,602	$7,710	$1,213,362

Accumulated amortization

Balance at January 1, 2018	$26,196	$92,196	$2,290	$2,921	$123,603
Amortization expense	24,403	12,203	41,271	608	78,485
Disposals	-	(3,110)	(8)	(131)	(3,249)
Acquisition through business combinations	-	4,502	-	506	5,008
Effect of foreign currency exchange differences	-	101	(16)	31	116

Balance at December 31, 2018	$50,599	$105,892	$43,537	$3,935	$203,963

Summary of Other Intangible Assets Useful Lives

Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11 years
Computer software	2-10 years
Patents and acquired specific technology	5-15 years
Others	5-32 years